Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
Apr. 29, 2023 USD ($)
Fidelity Advisor Communication Services Fund - Class I
Expense Example, No Redemption:
1 Year	$ 78
3 Years	243
5 Years	422
10 Years	942
Fidelity Advisor Communication Services Fund - Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	774
Fidelity Advisor Communication Services Fund - Class A
Expense Example, No Redemption:
1 Year	678
3 Years	896
5 Years	1,131
10 Years	1,806
Fidelity Advisor Communication Services Fund - Class M
Expense Example, No Redemption:
1 Year	479
3 Years	751
5 Years	1,043
10 Years	1,874
Fidelity Advisor Communication Services Fund - Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	$ 1,908